UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
June 30, 2016

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2016 (Unaudited)

Percentages represent market value as a percentage of total long investments, including long options.

3

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Investor Class shares and the Institutional Class shares, respectively. Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2016 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual(2)
Investor Class	$1,000.00	$ 980.60	$11.33
Institutional Class	$1,000.00	$ 981.80	$10.05

Hypothetical (5% return
before expenses)(3)
Investor Class	$1,000.00	$1,013.43	$11.51
Institutional Class	$1,000.00	$1,014.72	$10.22

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 2.30% and 2.04%, respectively, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.62 and $7.39 for the Investor Class and the Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.77 and $7.52 for the Investor Class and the Institutional Class, respectively.
5

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares	COMMON STOCKS – 62.4%	Value
	Accommodation – 5.5%
132,300	Starwood Hotels & Resorts Worldwide, Inc.	$9,783,585

	Administrative and Support Services – 2.4%
15,500	Baker Hughes, Inc.	699,515
230,400	Memorial Resource Development Corp. (a)	3,658,752
		4,358,267

	Air Transportation – 1.6%
52,000	Virgin America, Inc. (a)	2,922,920

	Chemical Manufacturing – 11.9%
184,200	Alere, Inc. (a)(c)	7,677,456
42,200	Allergan plc (a)(b)(c)	9,751,998
36,000	Axiall Corp.	1,173,960
44,100	Celator Pharmaceuticals, Inc. (a)	1,330,938
0	Shire plc – ADR	7
12,400	Valspar Corp.	1,339,572
		21,273,931

	Computer and Electronic
	Product Manufacturing – 12.9%
442,200	EMC Corp. (c)	12,014,574
270,900	Fairchild Semiconductor International, Inc. (a)	5,377,365
5,400	FEI Co.	577,152
50,600	Polycom, Inc. (a)	569,250
55,700	St. Jude Medical, Inc.	4,344,600
0	Western Digital Corp.	7
		22,882,948

	Credit Intermediation and Related Activities – 2.6%
236,900	Talmer Bancorp, Inc. – Class A (c)	4,541,373

	Health and Personal Care Stores – 0.6%
136,800	Rite Aid Corp. (a)	1,024,632

	Hospitals – 1.9%
134,800	Envision Healthcare Holdings, Inc. (a)	3,419,876

	Insurance Carriers and Related Activities – 1.7%
16,600	Humana, Inc.	2,986,008

	Leather and Allied Product Manufacturing – 0.4%
29,000	Tumi Holdings, Inc. (a)	775,460

	Machinery Manufacturing – 1.8%
44,600	KLA-Tencor Corp.	3,266,950

The accompanying notes are an integral part of these financial statements.

6

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 62.4% (Continued)	Value
	Management of Companies and Enterprises – 1.4%
38,100	AGL Resources, Inc.	$2,513,457

	Miscellaneous Store Retailers – 0.5%
267,800	Office Depot, Inc. (a)	886,418

	Motion Picture and Sound
	Recording Industries – 3.7%
111,500	DreamWorks Animation SKG, Inc. – Class A (a)	4,557,005
145,200	inContact, Inc. (a)	2,011,020
		6,568,025

	Oil and Gas Extraction – 0.7%
44,200	Rose Rock Midstream LP	1,166,438

	Other Information Services – 7.3%
20,000	Demandware, Inc. (a)	1,498,000
60,300	LinkedIn Corp. – Class A (a)	11,411,775
		12,909,775

	Pipeline Transportation – 1.9%
106,500	Columbia Pipeline Group, Inc.	2,714,685
29,400	Williams Companies, Inc.	635,922
		3,350,607

	Professional, Scientific, and Technical Services – 0.5%
26,800	Cvent, Inc. (a)	957,296

	Publishing Industries (except Internet) – 2.6%
155,500	Qlik Technologies, Inc. (a)	4,599,690

	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities – 0.5%
24,500	LDR Holding Corp. (a)	905,275
	TOTAL COMMON STOCKS (Cost $114,707,214)	111,092,931

	REITS – 0.8%
	Real Estate – 0.8%
73,700	Rouse Properties, Inc.	1,345,025
	TOTAL REITS (Cost $1,273,438)	1,345,025

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited), Continued

Contracts	PURCHASED OPTIONS – 0.0%	Value
	Call Options – 0.0%
500	Office Depot, Inc.
	Expiration: July 2016, Exercise Price: $7.00	$1,250

	Put Options – 0.0%
387	Baker Hughes, Inc.
	Expiration: July 2016, Exercise Price: $40.00	4,644
	TOTAL PURCHASED OPTIONS (Cost $187,329)	5,894

Shares	MONEY MARKET FUNDS – 34.8%
62,011,240	Fidelity Investments Money Market
	Government Portfolio – Class I, 0.26% (d)	62,011,240
	TOTAL MONEY MARKET FUNDS
	(Cost $62,011,240)	62,011,240
	Total Investments in Securities
	(Cost $178,179,221) – 98.0%	174,455,090
	Other Assets in Excess of Liabilities – 2.0%	3,555,670
	NET ASSETS – 100.0%	$178,010,760

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions and written options.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2016.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2016 (Unaudited)

Shares	COMMON STOCKS – 17.7%	Value
	Accommodation – 3.9%
105,840	Marriott International, Inc. – Class A	$7,034,126

	Ambulatory Health Care Services – 2.0%
45,023	AmSurg Corp. (a)	3,491,083

	Chemical Manufacturing – 2.2%
48,503	Abbott Laboratories	1,906,653
59,214	Pfizer, Inc.	2,084,925
		3,991,578

	Computer and Electronic
	Product Manufacturing – 0.5%
28,300	Rofin-Sinar Technologies, Inc. (a)	903,902

	Credit Intermediation and Related Activities – 2.3%
111,936	Chemical Financial Corp.	4,174,094

	Insurance Carriers and Related Activities – 1.0%
13,902	Aetna, Inc.	1,697,851

	Machinery Manufacturing – 1.0%
22,300	Lam Research Corp.	1,874,538

	Miscellaneous Store Retailers – 0.1%
18,397	Staples, Inc.	158,582

	Oil and Gas Extraction – 2.1%
86,402	Range Resources Corp.	3,727,382

	Pipeline Transportation – 0.7%
35,960	SemGroup Corp. – Class A	1,170,858

	Professional, Scientific, and Technical Services – 1.2%
36,941	VMware, Inc. – Class A (a)	2,113,764

	Support Activities for Mining – 0.4%
14,662	Halliburton Co.	664,042

	Utilities – 0.3%
37,921	Energy Transfer Equity L.P.	544,925
	TOTAL COMMON STOCKS
	(Proceeds $30,324,120)	31,546,725
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $30,324,120)	$31,546,725

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

SCHEDULE OF OPTIONS WRITTEN at June 30, 2016 (Unaudited)

Contracts	PUT OPTIONS – 0.2%	Value
775	Alere, Inc.
	Expiration: August 2016, Exercise Price: $40.00	$265,438
422	Allergan plc
	Expiration: August 2016, Exercise Price: $180.00	41,145
	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $286,473)	$306,583

SCHEDULE OF SWAP CONTRACTS at June 30, 2016 (Unaudited)

		Termi-		GBP	Net
	Financing	nation		Notional	Unrealized	Counter-
Security	Rate+	Date	Shares	Amount	Appreciation*	party
LONG TOTAL RETURN SWAP CONTRACTS
SABMiller						Goldman
PLC	0.985%	10/29/25	181,400	7,818,340	$144,612	Sachs & Co.

*	Based on the swap contract value held at the counterparty, gross unrealized appreciation is an asset on the statement of assets and liabilities.
+	The fixed rate paid/received by the Fund.

The accompanying notes are an integral part of these financial statements.

10

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $178,179,221)	$174,455,090
Segregated cash at custodian	1,010,000
Deposit at broker for derivative instruments[1]	34,770,499
Receivables
Unrealized appreciation on open swap contracts	144,612
Securities sold	60,476
Dividends and interest	97,182
Fund shares purchased	300,024
Prepaid expenses	43,093
Total assets	210,880,976
LIABILITIES
Options written, at value (premiums received $286,473)	306,583
Securities sold short (proceeds $30,324,120)	31,546,725
Payables
Securities purchased	199,616
Fund shares redeemed	552,771
Dividends on short positions	2,208
Due to advisor	190,878
Administration and fund accounting fees	34,171
Transfer agent fees and expenses	7,307
Audit fees	10,298
Chief Compliance Officer fee	1,479
Custody fees	1,868
Legal fees	747
12b-1 distribution fees – Investor Class	11,124
Reports to shareholders	4,441
Total liabilities	32,870,216
NET ASSETS	$178,010,760

[1]	Deposit at broker serves as collateral for securities sold short and open swap contracts.

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class Shares
Net assets applicable to shares outstanding	$10,628,982
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	1,051,881
Net asset value, offering and redemption price per share	$10.10
Institutional Class Shares
Net assets applicable to shares outstanding	$167,381,778
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	16,310,791
Net asset value, offering and redemption price per share	$10.26
COMPONENTS OF NET ASSETS
Paid-in capital	$184,295,370
Accumulated net investment loss	(1,026,010)
Accumulated net realized loss on investments, foreign currency, options,
securities sold short and swap contracts	(435,648)
Net unrealized appreciation/(depreciation) on:
Investments	(3,542,696)
Foreign currency	(718)
Purchased options	(181,435)
Written options	(20,110)
Securities sold short	(1,222,605)
Swap contracts	144,612
Net unrealized depreciation on investments, foreign currency,
options, securities sold short and swap contracts	(4,822,952)
Net assets	$178,010,760

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $249)	$618,187
Interest	88,478
Total income	706,665
Expenses
Advisory fees (Note 4)	1,013,044
Administration and fund accounting fees (Note 4)	94,780
Transfer agent fees and expenses (Note 4)	35,768
Registration fees	19,840
12b-1 distribution fees – Investor Class (Note 5)	14,195
Audit fees	10,298
Custody fees (Note 4)	8,502
Trustee fees	5,473
Miscellaneous	5,135
Legal fees	4,991
Chief Compliance Officer fee (Note 4)	4,469
Printing and mailing expense	4,103
Total expenses before dividends on short positions
and interest expense	1,220,598
Dividends expense on short positions	291,309
Interest expense	148,163
Total expenses before expense recoupment by Advisor	1,660,070
Advisory fee recoupment (Note 4)	9,250
Net expenses	1,669,320
Net investment loss	(962,655)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY,
OPTIONS, SECURITIES SOLD SHORT AND SWAP CONTRACTS
Net realized gain/(loss) on transactions from:
Investments	7,021,805
Foreign currency	813,234
Purchased options	(308,499)
Securities sold short	(7,636,279)
Swap contracts	1,037,471
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,035,660)
Foreign currency	(22,803)
Purchased options	(181,435)
Written options	(20,110)
Securities sold short	(574,614)
Swap contracts	81,257
Net realized and unrealized loss on investments, foreign currency,
options, securities sold short and swap contracts	(2,825,633)
Net Decrease in Net Assets Resulting from Operations	$(3,788,288)

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(962,655)	$(1,171,759)
Net realized gain/(loss) on transactions from:
Investments	7,021,805	718,332
Foreign currency	813,234	(9,664)
Purchased options	(308,499)	(76,824)
Written options	—	105,042
Securities sold short	(7,636,279)	(1,555,297)
Swap contracts	1,037,471	5,507,846
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,035,660)	(2,839,289)
Foreign currency	(22,803)	22,085
Purchased options	(181,435)	(15,799)
Written options	(20,110)	(38,618)
Securities sold short	(574,614)	955,775
Swap contracts	81,257	(731,153)
Net increase/(decrease) in net assets
resulting from operations	(3,788,288)	870,677
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class Shares	—	(15,951)
Institutional Class Shares	—	(160,626)
From net realized gain on investments
Investor Class Shares	—	(359,059)
Institutional Class Shares	—	(3,583,610)
Total distributions to shareholders	—	(4,119,246)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	52,793,173	77,679,379
Total increase in net assets	49,004,885	74,430,810
NET ASSETS
Beginning of period	129,005,875	54,575,065
End of period	$178,010,760	$129,005,875
Includes accumulated net investment loss of	$(1,026,010)	$(63,355)

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Investor Class Shares
Shares sold	397,528	$4,114,282	1,179,509	$12,690,464
Shares issued on reinvestments
of distributions	—	—	35,860	368,643
Shares redeemed	(402,138)	(4,128,144)	(284,677)	(3,010,571)
Net increase/(decrease)	(4,610)	$(13,862)	930,692	$10,048,536

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Institutional Class Shares
Shares sold	7,641,334	$80,177,327	10,518,887	$113,475,280
Shares issued on reinvestments
of distributions	—	—	333,899	3,479,227
Shares redeemed	(2,636,111)	(27,370,292)	(4,595,714)	(49,323,664)
Net increase	5,005,223	$52,807,035	6,257,072	$67,630,843

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2016 (Unaudited)

Increase/(decrease) in cash—
Cash flows from operating activities:
Net decrease in net assets from operations	$(3,788,288)
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(168,721,344)
Proceeds from sale of investment securities	113,114,658
Proceeds from short sales	55,040,791
Closed short sale transactions	(70,777,055)
Proceeds from written options	286,473
Purchase of short term investments, net	(33,526,216)
Decrease in unrealized appreciation on open swap contracts	71,026
Decrease in foreign currency	46
Decrease in deposits at broker	7,408,887
Increase in dividends and interest receivable	(25,563)
Increase in receivable for securities sold	(60,476)
Increase in prepaid expenses and other assets	(25,123)
Increase in due to Advisor	71,129
Decrease in payable for securities purchased	(86,992)
Decrease in payable for dividends on short positions	(40,995)
Decrease in unrealized depreciation on open swap contracts	(152,283)
Decrease in accrued administration fees	(3,061)
Increase in 12b-1 distribution and service fees	4,509
Decrease in custody fees	(1,160)
Decrease in transfer agent expenses	(7,869)
Decrease in other accrued expenses	(13,371)
Net realized loss on investments	922,973
Unrealized depreciation on securities	3,811,819
Return of capital	(11,618)
Proceeds received through mergers	41,821,888
Net cash used in operating activities	(54,687,215)

Cash flows from financing activities:
Proceeds from shares sold	85,861,690
Payment on shares redeemed	(31,193,380)
Net cash provided by financing activities	54,668,310
Net decrease in cash	(18,905)
Cash:
Beginning balance	1,028,905
Ending balance	$1,010,000

Supplemental information:
Cash paid for interest	$148,163

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Investor Class Shares

	Six Months				May 1,		June 29,
	Ended				2013		2012**
	June 30,		Year Ended		through		through
	2016		December 31,		December 31,		April 30,
	(Unaudited)		2015	2014	2013*		2013
Net asset value,
beginning of period	$10.30		$10.43	$10.21	$10.29		$10.00
Income from investment operations:
Net investment loss^	(0.07)		(0.15)	(0.13)	(0.04)		(0.12)
Net realized and unrealized
gain/(loss) on investments	(0.13)		0.38	0.47	0.40		0.41
Total from investment operations	(0.20)		0.23	0.34	0.36		0.29

Less distributions:
From net investment income	—		(0.02)	—	—		—
From net realized
gain on investments	—		(0.34)	(0.12)	(0.44)		—
Total distributions	—		(0.36)	(0.12)	(0.44)		—
Net asset value, end of period	$10.10		$10.30	$10.43	$10.21		$10.29

Total return	-1.94	%+	2.22%	3.31%	3.54	%+	2.90	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$10,629		$10,882	$1,312	$3,343		$3,197
Ratio of expenses
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	2.29	%++	2.51%	4.75%	8.29	%++	9.23	%++
After fee waiver, expense
reimbursement and
expense recoupment	2.30	%++	2.44%	2.87%	3.00	%++	2.50	%++
Ratio of net investment loss
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	(1.42	%)++	(1.44%)	(3.15%)	(5.81	%)++	(8.20	%)++
After fee waiver, expense
reimbursement and
expense recoupment	(1.43	%)++	(1.37%)	(1.27%)	(0.52	%)++	(1.47	%)++
Portfolio turnover rate	109.06	%+	228.64%	214.06%	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares

	Six Months				May 1,		June 29,
	Ended				2013		2012**
	June 30,		Year Ended		through		through
	2016		December 31,		December 31,		April 30,
	(Unaudited)		2015	2014	2013*		2013
Net asset value,
beginning of period	$10.45		$10.55	$10.25	$10.31		$10.00
Income from investment operations:
Net investment loss^	(0.06)		(0.14)	(0.14)	(0.02)		(0.06)
Net realized and unrealized
gain/(loss) on investments	(0.13)		0.40	0.56	0.40		0.37
Total from investment operations	(0.19)		0.26	0.42	0.38		0.31

Less distributions:
From net investment income	—		(0.02)	—	—		—
From net realized
gain on investments	—		(0.34)	(0.12)	(0.44)		—
Total distributions	—		(0.36)	(0.12)	(0.44)		—
Net asset value, end of period	$10.26		$10.45	$10.55	$10.25		$10.31

Total return	-1.82	%+	2.48%	4.08%	3.73	%+	3.20	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$167,382		$118,124	$53,263	$1,027		$1,100
Ratio of expenses
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	2.03	%++	2.38%	3.00%	8.03	%++	7.50	%++
After fee waiver, expense
reimbursement and
expense recoupment	2.04	%++	2.28%	2.59%	2.76	%++	2.04	%++
Ratio of net investment loss
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	(1.17	%)++	(1.42%)	(1.74%)	(5.53	%)++	(6.18	%)++
After fee waiver, expense
reimbursement and
expense recoupment	(1.18	%)++	(1.32%)	(1.33%)	(0.26	%)++	(0.72	%)++
Portfolio turnover rate	109.06	%+	228.64%	214.06%	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

18

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets. The Fund commenced operations on June 29, 2012. The Fund currently offers Investor Class shares and Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains

19

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund and the Kellner Event Fund are each charged for those expenses that are directly attributable to a Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

20

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

G.
Foreign Securities: The Fund may invest without limitation in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements,

21

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.

22

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets. The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations. Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

As of June 30, 2016, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contracts –
Purchased Options	Investments in securities, at value	$5,894
Equity Contracts	Unrealized appreciation on swap contracts	144,612
Equity Contracts	Unrealized depreciation on written options	(20,110)

23

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2016 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(308,499)
Equity Contracts	Realized gain on swap contracts	1,037,471
Equity Contracts	Change in unrealized depreciation
	on purchased options	(181,435)
Equity Contracts	Change in unrealized depreciation
	on written options	(20,110)
Equity Contracts	Change in unrealized appreciation
	on swap contracts	81,257

The average monthly market values of purchased and written options during the six months ended June 30, 2016 for the Fund were $111,417 and $215,884, respectively. The average monthly notional values of long and short total return swaps held by the Fund during the six months ended June 30, 2016 were $16,591,394 and $742,586, respectively.

Transactions in written options contracts for the six months ended June 30, 2016, are as follows:

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	1,197	286,473
Outstanding at June 30, 2016	1,197	$286,473

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

24

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

The Fund’s statement of assets and liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the statement of assets and liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the statement of assets and liabilities and net amounts are presented below:

		Gross Amounts not
	Gross	Offset in the Statement
	Amounts	of Assets & Liabilities
	of
	Recognized		Collateral
	Assets or	Financial	Pledged	Net
	Liabilities	Instruments*	(Received)**	Amount
Assets:
Description
Unrealized appreciation
on swap contracts	$144,612	$—	$—	$144,612
	$144,612	$—	$—	$144,612
Liabilities:
Description
Written options	$306,583	$—	$306,583	$—
	$306,583	$—	$306,583	$—

*
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

J.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
25

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
26

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

Total Return Swaps: Prices of swap contracts are provided by a pricing service approved by the Board of Trustees (“Board”) and are generally classified in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2016:
27

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accommodation and
Food Services	$9,783,585	$—	$—	$9,783,585
Administrative Support	4,358,267	—	—	4,358,267
Finance and Insurance	8,432,656	—	—	8,432,656
Healthcare and
Social Assistance	3,419,876	—	—	3,419,876
Information	24,077,490	—	—	24,077,490
Management of Companies
and Enterprises	2,513,457	—	—	2,513,457
Manufacturing	48,199,289	—	—	48,199,289
Mining	1,166,438	—	—	1,166,438
Professional, Scientific and
Technical Services	957,296	—	—	957,296
Retail Trade	1,911,050	—	—	1,911,050
Transportation and
Warehousing	6,273,527	—	—	6,273,527
Total Common Stocks	111,092,931	—	—	111,092,931
REITS	1,345,025	—	—	1,345,025
Purchased Options
Call Options	—	1,250	—	1,250
Put Options	—	4,644	—	4,644
Total Purchased Options	—	5,894	—	5,894
Money Market Funds	62,011,240	—	—	62,011,240
Total Investments
in Securities	$174,449,196	$5,894	$—	$174,455,090
Swap Contracts*	$—	$144,612	$—	$144,612
Liabilities:
Securities Sold Short	$31,546,725	$—	$—	$31,546,725
Written Option Contracts
Put Options	$—	$306,583	$—	$306,583

*	Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

28

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at June 30, 2016, the end of the reporting period. During the six months ended June 30, 2016, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2016, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $1,013,044 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2016, the Advisor recouped $9,250 in previously waived expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Date	Amount
12/31/16	$147,785
12/31/17	169,027
12/31/18	83,673
$400,485

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares
29

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. This same Trustee is an interested person of the Distributor.

For the six months ended June 30, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$94,780
Transfer agency (a)	27,227
Custody	8,502
Chief Compliance Officer	4,469

(a)	Does not include out-of-pocket expenses.

At June 30, 2016, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$34,171
Transfer agency (a)	5,292
Custody	1,868
Chief Compliance Officer	1,479

(a)	Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for
30

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2016, the Fund incurred distribution expenses of $14,195 for the Investor Class shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $157,928,247 and $113,114,658, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a credit line in the amount of $6,000,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended June 30, 2016, the Fund did not draw upon the line of credit.

NOTE 8 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

As of June 30, 2016, the Fund currently invests 34.8% of its net assets in Fidelity Investments Money Market Government Portfolio – Class I. The investment in Fidelity Investments Money Market Government Portfolio – Class I represents less than 0.3% of Fidelity Investments Money Market Government Portfolio – Class I net assets, which was approximately $26.6 billion at June 30, 2016. If the Advisor determines that it is in the best interest of the Fund and its shareholders, it may redeem its investment.

The performance of the Fund may be directly affected by the performance of the Fidelity Investments Money Market Government Portfolio – Class I. The investment strategy of Fidelity Investments Money Market Government Portfolio – Class I: invest at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The net expense ratio per the March 31, 2016 Annual Report of Fidelity Investments Money Market Government Portfolio – Class I was 0.16%. The financial statements of the Fidelity Investments Money Market Government Portfolio – Class I can be found at the Fidelity website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2016 and the year ended December 31, 2015 was as follows:

	June 30, 2016	December 31, 2015
Ordinary Income	$—	$3,967,860
Long-Term Capital Gains	—	151,386

31

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

As of December 31, 2015, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$126,210,977
Gross unrealized appreciation	4,577,538
Gross unrealized depreciation	(7,190,037)
Net unrealized depreciation (a)	(2,612,499)
Net unrealized depreciation on short sales
and foreign currency	(625,906)
Undistributed ordinary income	610,122
Undistributed long-term capital gain	131,961
Total distributable earnings	742,083
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$(2,496,322)

(a)	The difference between the book basis and tax basis net unrealized depreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Merger Arbitrage Risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

•	Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.

•
Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

32

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

•
Derivatives Risk. The Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Swap Agreement Risks. A swap agreement is a form of derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument. Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments. By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

33

KELLNER MERGER FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

34

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at June 30, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).
35

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 855-535-5637.

KL-SEMI

Kellner Event Fund

Semi-Annual Report
June 30, 2016

KELLNER EVENT FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2016 (Unaudited)

Percentages represent market value as a percentage of total long investments, including long options.

KELLNER EVENT FUND

EXPENSE EXAMPLE at June 30, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.99% and 1.74% per the operating expenses limitation agreement for the Investor Class shares and the Institutional Class shares, respectively. Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

KELLNER EVENT FUND

EXPENSE EXAMPLE at June 30, 2016 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual(2)
Investor Class	$1,000.00	$1,002.10	$15.93
Institutional Class	$1,000.00	$1,002.10	$14.59

Hypothetical (5% return
before expenses)(3)
Investor Class	$1,000.00	$1,010.59	$15.98
Institutional Class	$1,000.00	$1,010.29	$14.64

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 3.20% and 2.93%, respectively, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $9.91 and $8.66 for the Investor Class and the Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.97 and $8.72 for the Investor Class and the Institutional Class, respectively.

KELLNER EVENT FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares	COMMON STOCKS – 43.1%	Value
	Accommodation – 2.7%
3,600	Starwood Hotels & Resorts Worldwide, Inc.	$266,220

	Administrative and Support Services – 1.3%
700	Baker Hughes, Inc.	31,591
6,200	Memorial Resource Development Corp. (a)	98,456
		130,047

	Air Transportation – 0.7%
1,300	Virgin America, Inc. (a)	73,073

	Broadcasting (except Internet) – 4.3%
18,276	Radio One, Inc. (a)	58,300
56,000	Sirius XM Holdings, Inc. (a)(c)	221,200
40,628	Spanish Broadcasting System, Inc. – Class A (a)	144,636
		424,136

	Chemical Manufacturing – 6.7%
5,800	Alere, Inc. (a)	241,744
1,300	Allergan plc (a)(b)(c)	300,417
900	Axiall Corp.	29,349
1,200	Celator Pharmaceuticals, Inc. (a)	36,216
7,000	Intrepid Potash, Inc. (a)	10,080
0	Shire plc – ADR	18
400	Valspar Corp.	43,212
		661,036

	Clothing and Clothing Accessories Stores – 0.1%
94,000	Aeropostale, Inc. (a)	7,238

	Computer and Electronic
	Product Manufacturing – 6.7%
12,900	EMC Corp. (c)	350,493
8,500	Fairchild Semiconductor International, Inc. (a)	168,725
100	FEI Co.	10,688
1,500	Polycom, Inc. (a)	16,875
1,400	St. Jude Medical, Inc. (c)	109,200
0	Western Digital Corp.	19
		656,000

	Credit Intermediation and Related Activities – 3.3%
7,000	EZCORP, Inc. – Class A (a)	52,920
7,500	Talmer Bancorp, Inc. – Class A (c)	143,775
60,048	WMIH Corp. (a)	133,306
		330,001

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 43.1% (Continued)	Value
	Health and Personal Care Stores – 0.3%
4,600	Rite Aid Corp. (a)	$34,454

	Hospitals – 0.9%
3,700	Envision Healthcare Holdings, Inc. (a)	93,869

	Insurance Carriers and Related Activities – 1.5%
800	Humana, Inc. (c)	143,904

	Leather and Allied Product Manufacturing – 0.2%
800	Tumi Holdings, Inc. (a)	21,392

	Machinery Manufacturing – 1.2%
1,600	KLA-Tencor Corp.	117,200

	Management of Companies and Enterprises – 1.1%
1,600	AGL Resources, Inc.	105,552

	Miscellaneous Store Retailers – 0.4%
12,800	Office Depot, Inc. (a)	42,368

	Motion Picture and Sound
	Recording Industries – 2.1%
3,100	DreamWorks Animation SKG, Inc. – Class A (a)	126,697
4,000	inContact, Inc. (a)	55,400
5,285	XCel Brands, Inc. (a)	26,583
		208,680

	Oil and Gas Extraction – 0.3%
1,000	Rose Rock Midstream LP	26,390

	Other Information Services – 3.3%
600	Demandware, Inc. (a)	44,940
1,500	LinkedIn Corp. – Class A (a)	283,875
		328,815

	Personal and Laundry Services – 0.4%
3,000	Weight Watchers International, Inc. (a)	34,890

	Pipeline Transportation – 1.1%
3,200	Columbia Pipeline Group, Inc.	81,568
1,300	Williams Companies, Inc.	28,119
		109,687

	Professional, Scientific, and Technical Services – 1.7%
800	Cvent, Inc. (a)	28,576
3,600	Yahoo!, Inc. (a)	135,216
		163,792

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 43.1% (Continued)	Value
	Publishing Industries (except Internet) – 1.3%
3,000	Network-1 Technologies, Inc. (a)	$7,980
4,000	Qlik Technologies, Inc. (a)	118,320
		126,300

	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities – 0.3%
700	LDR Holding Corp. (a)	25,865

	Telecommunications – 1.0%
19,921	Alaska Communications Systems Group, Inc. (a)	33,866
54,665	Globalstar, Inc. (a)(g)	66,145
622	NII Holdings, Inc. (a)	1,978
		101,989

	Transportation Equipment Manufacturing – 0.2%
15,000	Accuride Corp. (a)	18,600
	TOTAL COMMON STOCKS (Cost $4,433,006)	4,251,498

	REITS – 0.5%
	Real Estate – 0.5%
2,700	Rouse Properties, Inc.	49,275
	TOTAL REITS (Cost $46,679)	49,275

	PREFERRED STOCKS – 0.1%
2,000	Federal Home Loan Mortgage Corp. (a)	8,900
	TOTAL PREFERRED STOCKS (Cost $6,060)	8,900

	CLOSED-END FUNDS – 4.6%
31,223	KCAP Financial, Inc.	122,394
32,026	Nuveen Floating Rate Income Opportunity Fund	328,587
	TOTAL CLOSED-END FUNDS (Cost $515,285)	450,981

Principal
Amount	CONVERTIBLE BONDS – 4.8%
	Alaska Communications Systems Group, Inc.
$230,000	6.25%, 5/1/2018	223,243
	EZCORP, Inc. – Class A
100,000	2.125%, 6/15/2019 (e)	83,938

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited), Continued

Principal
Amount	CONVERTIBLE BONDS – 4.8% (Continued)	Value
	Goodrich Petroleum Corp.
$41,500	5.00%, 10/1/2032 (e)	$112
	GT Advanced Technologies, Inc.
1,169,000	3.00%, 12/15/2020 (a)(d)(e)	0
	Iconix Brand Group, Inc.
200,000	1.50%, 3/15/2018 (e)	162,750
	TOTAL CONVERTIBLE BONDS (Cost $424,161)	470,043

	CORPORATE BONDS – 1.0%
	Arch Coal, Inc.
130,000	7.25%, 6/15/2021 (d)(e)	2,194
	Radio One, Inc.
100,000	9.25%, 2/15/2020 (e)	89,000
	Verso Paper Holdings, LLC
45,000	11.75%, 1/15/2019 (d)	7,538
	TOTAL CORPORATE BONDS (Cost $116,847)	98,732

	MUNICIPAL BONDS – 4.7%
	Commonwealth of Puerto Rico, General
	Obligation Bonds of 2014, Series A
100,000	8.00%, 7/1/2035 (Callable 7/1/2020)	66,875
	Commonwealth of Puerto Rico, Public Improvement
	Refunding Bonds, Series 2012A, General Obligation
250,000	4.00%, 7/1/2020 (e)	161,874
	Puerto Rico Sales Tax Financing Corp., Sales Tax
	Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (Callable 8/1/2019) (e)	67,313
150,000	5.50%, 8/1/2022 (Callable 8/1/2019) (e)	67,125
	Puerto Rico Sales Tax Financing Corp., Sales Tax
	Revenue Bonds, Senior Series 2011C
145,000	5.00%, 8/1/2040 (Callable 8/1/2021) (e)	101,138
	TOTAL MUNICIPAL BONDS (Cost $568,291)	464,325

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited), Continued

Contracts	PURCHASED OPTIONS – 0.0%	Value
	Call Options – 0.0%
20	Chico’s FAS, Inc.
	Expiration: January 2017, Exercise Price: $12.00	$1,450

	Put Options – 0.0%
13	Baker Hughes, Inc.
	Expiration: July 2016, Exercise Price: $40.00	156
	TOTAL PURCHASED OPTIONS (Cost $7,072)	1,606

Shares	MONEY MARKET FUNDS – 35.1%
3,455,734	Fidelity Investments Money Market
	Government Portfolio – Class I, 0.26% (f)	3,455,734
	TOTAL MONEY MARKET FUNDS
	(Cost $3,455,734)	3,455,734
	Total Investments in Securities
	(Cost $9,573,135) – 93.9%	9,251,094
	Other Assets in Excess of Liabilities – 6.1%	602,929
	NET ASSETS – 100.0%	$9,854,023

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions and written call options.
(d)	Security in default.
(e)	Security is considered illiquid. As of June 30, 2016, the value of these investments was $735,444 or 7.5% of net assets.
(f)	Rate shown is the 7-day annualized yield as of June 30, 2016.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2016 (Unaudited)

Shares	COMMON STOCKS – 15.1%	Value
	Accommodation – 3.8%
6,000	Diamond Resorts International, Inc. (a)	$179,760
2,880	Marriott International, Inc. – Class A	191,405
		371,165

	Ambulatory Health Care Services – 1.0%
1,236	AmSurg Corp. (a)	95,839

	Chemical Manufacturing – 1.1%
1,219	Abbott Laboratories	47,919
1,824	Pfizer, Inc.	64,223
		112,142

	Computer and Electronic
	Product Manufacturing – 0.3%
800	Rofin-Sinar Technologies, Inc. (a)	25,552

	Credit Intermediation and Related Activities – 3.8%
1,830	Canadian Western Bank (a)(b)	34,916
3,544	Chemical Financial Corp.	132,156
600	Credit Acceptance Corp. (a)	111,048
4,000	Home Capital Group, Inc. (b)	99,137
		377,257

	Insurance Carriers and Related Activities – 0.8%
670	Aetna, Inc.	81,827

	Machinery Manufacturing – 0.7%
800	Lam Research Corp.	67,248

	Miscellaneous Store Retailers – 0.1%
879	Staples, Inc.	7,577

	Oil and Gas Extraction – 1.0%
2,324	Range Resources Corp.	100,257

	Pipeline Transportation – 0.3%
814	SemGroup Corp. – Class A	26,504

	Professional, Scientific, and Technical Services – 0.6%
942	VMware, Inc. – Class A (a)	53,901

	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities – 1.1%
1,386	Alibaba Group Holding Ltd. – ADR (a)	110,229

	Support Activities for Mining – 0.3%
662	Halliburton Co.	29,982

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 15.1% (Continued)	Value
	Utilities – 0.2%
1,679	Energy Transfer Equity L.P.	$24,127
	TOTAL COMMON STOCKS
	(Proceeds $1,459,436)	1,483,607

	REITS – 0.7%
	Funds, Trusts, and Other Financial Vehicles – 0.7%
4,000	DDR Corp.	72,560
	TOTAL REITS (Proceeds $66,043)	72,560

Principal
Amount	CORPORATE BONDS – 3.7%
	Codelco – ADR
$100,000	3.00%, 7/17/2022	99,038
	Lafarge SA (b)
46,000	4.75%, 3/23/2020	58,894
	Vale Overseas Ltd.
200,000	5.625%, 9/15/2019	206,500
	TOTAL CORPORATE BONDS
	(Proceeds $333,933)	364,432

Shares	EXCHANGE-TRADED FUNDS – 6.2%
4,000	iShares iBoxx High Yield Corporate Bond ETF	338,760
2,400	iShares J.P. Morgan USD
	Emerging Markets Bond ETF	276,360
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $583,752)	615,120
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,443,164)	$2,535,719

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR – American Depository Receipt
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

SCHEDULE OF OPTIONS WRITTEN at June 30, 2016 (Unaudited)

Contracts	CALL OPTIONS – 0.0%	Value
30	Globalstar, Inc.
	Expiration: July 2016, Exercise Price: $4.00	$150
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $1,769)	150

	PUT OPTIONS – 0.1%
24	Alere, Inc.
	Expiration: August 2016, Exercise Price: $40.00	8,220
13	Allergan plc
	Expiration: August 2016, Exercise Price: $180.00	1,268
	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $8,837)	9,488
	TOTAL OPTIONS WRITTEN
	(Premiums received $10,606)	$9,638

SCHEDULE OF SWAP CONTRACTS at June 30, 2016 (Unaudited)

		Termi-		GBP	Net
	Financing	nation		Notional	Unrealized	Counter-
Security	Rate+	Date	Shares	Amount	Appreciation*	party
LONG TOTAL RETURN SWAP CONTRACTS
SABMiller						Goldman
PLC	0.985%	10/29/25	5,400	232,740	$4,314	Sachs & Co.

*	Based on the swap contract value held at the counterparty, gross unrealized appreciation is an asset on the statement of assets and liabilities.
+	The fixed rate paid/received by the Fund.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $9,573,135)	$9,251,094
Deposit at broker for derivative instruments[1]	2,970,730
Receivables
Unrealized appreciation on open swap contracts	4,314
Securities sold	205,649
Dividends and interest	22,094
Dividend tax reclaim	167
Due from advisor (Note 4)	3,886
Prepaid expenses	10,211
Total assets	12,468,145
LIABILITIES
Options written, at value (proceeds $10,606)	9,638
Securities sold short (proceeds $2,443,164)	2,535,719
Payables
Securities purchased	22,045
Dividends on short positions	865
Interest on short positions	5,355
Administration and fund accounting fees	16,579
Transfer agent fees and expenses	6,634
Audit fees	10,290
Chief Compliance Officer fee	1,475
Custody fees	1,198
Legal fees	2,034
12b-1 distribution fees	6
Reports to shareholders	1,707
Accrued other expenses	577
Total liabilities	2,614,122
NET ASSETS	$9,854,023

[1]	Deposit at broker serves as collateral for securities sold short and open swap contracts.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2016 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class Shares
Net assets applicable to shares outstanding	$1,962
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	204
Net asset value, offering and redemption price per share	$9.63

Institutional Class Shares
Net assets applicable to shares outstanding	$9,852,061
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	1,024,872
Net asset value, offering and redemption price per share	$9.61
COMPONENTS OF NET ASSETS
Paid-in capital	$10,228,709
Accumulated net investment loss	(54,937)
Accumulated net realized gain on investments, foreign currency, options,
securities sold short and swap contracts	88,837
Net unrealized appreciation/(depreciation) on:
Investments	(316,575)
Foreign currency	728
Purchased options	(5,466)
Written option contracts	968
Securities sold short	(92,555)
Swap contracts	4,314
Net unrealized depreciation on investments, foreign currency,
options, securities sold short and swap contracts	(408,586)
Net assets	$9,854,023

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $10)	$47,200
Interest	40,336
Total income	87,536

Expenses
Advisory fees (Note 4)	73,411
Administration and fund accounting fees (Note 4)	52,272
Transfer agent fees and expenses (Note 4)	18,468
Audit fees	10,290
Registration fees	6,538
Trustee fees	4,813
Chief Compliance Officer fee (Note 4)	4,475
Custody fees (Note 4)	3,682
Legal fees	3,455
Miscellaneous	3,108
Printing and mailing expense	1,855
12b-1 distribution fees – Investor Class (Note 5)	2
Total expenses before dividends on short positions
and interest expense	182,369
Dividends expense on short positions	21,620
Interest expense	36,842
Total expenses before reimbursement from Advisor	240,831
Less: advisory fees waived and expenses
reimbursed by Advisor (Note 4)	(97,211)
Net expenses	143,620
Net investment loss	(56,084)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, OPTIONS, SECURITIES SOLD SHORT AND SWAP CONTRACTS
Net realized gain/(loss) on transactions from:
Investments	243,495
Foreign currency	29,356
Purchased options	(11,895)
Written options	438
Securities sold short	(847)
Swap contracts	5,574
Net change in unrealized appreciation/(depreciation) on:
Investments	(50,538)
Foreign currency	3,048
Purchased options	(1,668)
Written options	968
Securities sold short	(156,990)
Swap contracts	5,688
Net realized and unrealized gain on investments, foreign currency,
options, securities sold short and swap contracts	66,629
Net Increase in Net Assets Resulting from Operations	$10,545

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

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KELLNER EVENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(56,084)	$(56,156)
Net realized gain/(loss) on transactions from:
Investments	243,495	27,854
Foreign currency	29,356	(4,841)
Purchased options	(11,895)	39,955
Written options	438	4,098
Securities sold short	(847)	(39,423)
Swap contracts	5,574	34,005
Net change in unrealized appreciation/(depreciation) on:
Investments	(50,538)	(327,381)
Foreign currency	3,048	(2,320)
Purchased options	(1,668)	(3,798)
Written options	968	—
Securities sold short	(156,990)	79,697
Swap contracts	5,688	(1,374)
Net increase/(decrease) in net assets
resulting from operations	10,545	(249,684)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Investor Class Shares	—	(36)
Institutional Class Shares	—	(181,593)
Total distributions to shareholders	—	(181,629)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	—	230,732
Total increase/(decrease) in net assets	10,545	(200,581)
NET ASSETS
Beginning of period	9,843,478	10,044,059
End of period	$9,854,023	$9,843,478
Includes accumulated net investment income/(loss) of	$(54,937)	$1,147

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Investor Class Shares
Shares issued on reinvestments
of distributions	—	$—	4	$36
Net increase	—	$—	4	$36

	Six Months Ended
	June 30, 2016		Year Ended
	(Unaudited)		December 31, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Institutional Class Shares
Shares sold	—	$—	4,965	$50,000
Shares issued on reinvestments
of distributions	—	—	18,799	181,592
Shares redeemed	—	—	(93)	(896)
Net increase	—	$—	23,671	$230,696

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2016 (Unaudited)

Increase/(decrease) in cash—
Cash flows from operating activities:
Net increase in net assets from operations	$10,545
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(5,151,733)
Proceeds from sale of investment securities	5,511,018
Proceeds from short sales	3,832,085
Closed short sale transactions	(3,921,422)
Proceeds from written options	11,044
Purchase of short-term investments, net	(1,602,491)
Decrease in unrealized appreciation on open swap contracts	300
Decrease in deposits at broker	241,307
Decrease in dividends and interest receivable	11,708
Increase in receivable for securities sold	(125,291)
Decrease in due from Advisor	1,215
Increase in prepaid expenses and other assets	(4,319)
Increase in due to broker/custodian	3,367
Decrease in payable for securities purchased	(77,708)
Decrease in payable for dividends on short positions	(1,333)
Decrease in unrealized depreciation on open swap contracts	(5,988)
Decrease in accrued administration fees	(9,193)
Increase in distribution and service fees	2
Decrease in custody fees	(317)
Decrease in transfer agent fees and expenses	(3,386)
Decrease in other accrued expenses	(11,788)
Amortization	(24,990)
Net realized gain on investments	(231,191)
Unrealized depreciation on securities	208,228
Return of capital	1,089
Proceeds received through mergers	1,326,352
Net cash used in operating activities	(12,890)

Net decrease in cash	(12,890)

Cash:
Beginning balance	12,890
Ending balance	$—

Supplemental information:
Cash paid for interest	$36,842

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Investor Class Shares

	Six Months			November 28,
	Ended			2014*
	June 30,		Year Ended	through
	2016		December 31,	December 31,
	(Unaudited)		2015	2014
Net asset value, beginning of period	$9.62		$10.03	$10.00
Income from investment operations:
Net investment loss^	(0.05)		(0.05)	(0.01)
Net realized and unrealized
gain/(loss) on investments	0.06		(0.18)	0.04
Total from investment operations	0.01		(0.23)	0.03

Less distributions:
From net realized gain on investments	—		(0.18)	—
Total distributions	—		(0.18)	—
Net asset value, end of period	$9.63		$9.62	$10.03

Total return	0.21	%+	-2.30%	0.30	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2		$2	$2
Ratio of expenses to average net assets:
Before expense reimbursement	5.22	%++	4.18%	6.20	%++
After expense reimbursement	3.20	%++	2.27%	1.99	%++
Ratio of net investment loss to average net assets:
Before expense reimbursement	(3.12	%)++	(2.38%)	(5.51	%)++
After expense reimbursement	(1.10	%)++	(0.47%)	(1.30	%)++
Portfolio turnover rate	81.61	%+	142.01%	0.00	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares

	Six Months			November 28,
	Ended			2014*
	June 30,		Year Ended	through
	2016		December 31,	December 31,
	(Unaudited)		2015	2014
Net asset value, beginning of period	$9.60		$10.03	$10.00
Income from investment operations:
Net investment loss^	(0.05)		(0.06)	(0.01)
Net realized and unrealized
gain/(loss) on investments	0.06		(0.19)	0.04
Total from investment operations	0.01		(0.25)	0.03

Less distributions:
From net realized gain on investments	—		(0.18)	—
Total distributions	—		(0.18)	—
Net asset value, end of period	$9.61		$9.60	$10.03

Total return	0.21	%+	-2.50%	0.30	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,852		$9,841	$10,042
Ratio of expenses to average net assets:
Before expense reimbursement	4.91	%++	4.28%	5.95	%++
After expense reimbursement	2.93	%++	2.36%	1.74	%++
Ratio of net investment loss to average net assets:
Before expense reimbursement	(3.12	%)++	(2.48%)	(5.26	%)++
After expense reimbursement	(1.14	%)++	(0.56%)	(1.05	%)++
Portfolio turnover rate	81.61	%+	142.01%	0.00	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Event Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek to achieve positive risk-adjusted returns independent of the returns generated by the overall equity markets. The Fund commenced operations on November 28, 2014. The Fund currently offers Investor Class shares and Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2014-2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund and the Kellner Merger Fund are each charged for those expenses that are directly attributable to a Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

G.
Foreign Securities: The Fund may invest without limitation in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic Issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Illiquid Securities: A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a fund. Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities. At June 30, 2016, the Fund had investments in illiquid securities with a total value of $735,444 or 7.5% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

		Dates	Cost
	PAR	Acquired	Basis
Arch Coal, Inc., due 6/15/2021	$130,000	12/15	$2,031
Commonwealth of Puerto Rico,
due 7/1/2020	250,000	12/14	196,458
EZCORP, Inc. – Class A, due 6/15/2019	100,000	4/16	74,187
Goodrich Petroleum Corp., due 10/1/2032	41,500	2/15	19,107
GT Advanced Technologies, Inc.,
due 12/15/2020	1,169,000	12/15	1,888
Iconix Brand Group, Inc., due 3/15/2018	200,000	1/16	106,139
Puerto Rico Sales Tax Financing Corp.,
due 8/1/2021	150,000	5/15	105,399
Puerto Rico Sales Tax Financing Corp.,
due 8/1/2022	150,000	5/15	103,779
Puerto Rico Sales Tax Financing Corp.,
due 8/1/2040	145,000	5/15	96,526
Radio One, Inc., due 2/15/2020	100,000	4/16	74,418

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

I.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

J.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a security, will either earmark securities or maintain a segregated account with the Fund’s custodian consisting of high quality liquid securities equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets. The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations. Gains or losses will be realized when the total return swap contracts are

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

As of June 30, 2016, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contracts –
Purchased Options	Investments in securities, at value	$1,606
Equity Contracts	Unrealized appreciation on written options	968
Equity Contracts	Unrealized appreciation on swap contracts	4,314

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2016 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(11,895)
Equity Contracts	Realized gain on written options	438
Equity Contracts	Realized gain on swap contracts	5,574
Equity Contracts	Change in unrealized depreciation
	on purchased options	(1,668)
Equity Contracts	Change in unrealized appreciation
	on written options	968
Equity Contracts	Change in unrealized depreciation
	on swap contracts	5,688

The average monthly market values of purchased and written options during the six months ended June 30, 2016 for the Fund were $4,995 and $6,778, respectively. The average monthly notional values of long and short total

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

return swaps held by the Fund during the six months ended June 30, 2016 were $264,840 and $32,773, respectively.

Transactions in written options contracts for the six months ended June 30, 2016, are as follows:

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	107	11,044
Options expired	(40)	(438)
Outstanding at June 30, 2016	67	$10,606

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s statement of assets and liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the statement of assets and liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the statement of assets and liabilities and net amounts are presented below:

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

		Gross Amounts not
	Gross	Offset in the Statement
	Amounts	of Assets & Liabilities
	of
	Recognized		Collateral
	Assets or	Financial	Pledged	Net
	Liabilities	Instruments*	(Received)**	Amount
Assets:
Description
Unrealized appreciation
on swap contracts	$4,314	$—	$—	$4,314
	$4,314	$—	$—	$4,314
Liabilities:
Description
Written options	$9,638	$—	$9,638	$—
	$9,638	$—	$9,638	$—

*
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

K.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the

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NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total Return Swaps: Prices of swap contracts are provided by a pricing service approved by the Board of Trustees (“Board”) and are generally classified in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2016:

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NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accommodation and
Food Services	$266,220	$—	$—	$266,220
Administrative Support	130,047	—	—	130,047
Finance and Insurance	499,770	—	—	499,770
Health Care and
Social Assistance	93,869	—	—	93,869
Information	1,189,920	—	—	1,189,920
Management of Companies
and Enterprises	105,552	—	—	105,552
Manufacturing	1,474,228	—	—	1,474,228
Mining	26,390	—	—	26,390
Other Services	34,890	—	—	34,890
Professional, Scientific and
Technical Services	163,792	—	—	163,792
Retail Trade	84,060	—	—	84,060
Transportation and
Warehousing	182,760	—	—	182,760
Total Common Stocks	4,251,498	—	—	4,251,498
REITS	49,275	—	—	49,275
Preferred Stocks
Finance and Insurance	8,900	—	—	8,900
Total Preferred Stocks	8,900	—	—	8,900
Closed-End Funds	450,981	—	—	450,981
Fixed Income
Convertible Bonds	—	470,043	—	470,043
Corporate Bonds	—	98,732	—	98,732
Municipal Bonds	—	464,325	—	464,325
Total Fixed Income	—	1,033,100	—	1,033,100
Purchased Options
Call Options	—	1,450	—	1,450
Put Options	—	156	—	156
Total Purchased Options	—	1,606	—	1,606
Money Market Funds	3,455,734	—	—	3,455,734
Total Investments in Securities	$8,216,388	$1,034,706	$—	$9,251,094
Swap Contracts*	$—	$4,314	$—	$4,314

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NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short	$2,171,287	$364,432	$—	$2,535,719

Written Option Contracts
Call Options	$—	$150	$—	$150
Put Options	—	9,488	—	9,488

Total Written
Option Contracts	$—	$9,638	$—	$9,638

*	Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at June 30, 2016, the end of the reporting period. During the six months ended June 30, 2016, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2016.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2016, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund incurred $73,411 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.99% and 1.74% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement

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NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2016, the Advisor reduced its fees in the amount of $97,211; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Date	Amount
12/31/17	$24,266
12/31/18	193,485
12/31/19	97,211
$314,962

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. This same Trustee is an interested person of the Distributor.

For the six months ended June 30, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$52,272
Transfer agency (a)	17,915
Custody	3,682
Chief Compliance Officer	4,475

(a)	Does not include out-of-pocket expenses.

At June 30, 2016, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

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NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

Administration and Fund Accounting	$16,579
Transfer agency (a)	5,889
Custody	1,198
Chief Compliance Officer	1,475

(a)	Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2016, the Fund incurred distribution expenses of $2 for the Investor Class shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,118,590 and $5,485,469, respectively. There were no purchases and sales of U.S. Government securities during the six months ended June 30, 2016.

NOTE 7 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

As of June 30, 2016, the Fund currently invests 35.1% of its net assets in Fidelity Investments Money Market Government Portfolio – Class I. The investment in Fidelity Investments Money Market Government Portfolio – Class I represents less than 0.02% of Fidelity Investments Money Market Government Portfolio – Class I net assets, which was approximately $26.6 billion at June 30, 2016. If the Advisor determines that it is in the best interest of the Fund and its shareholders, it may redeem its investment.

The performance of the Fund may be directly affected by the performance of the Fidelity Investments Money Market Government Portfolio – Class I. The investment strategy of Fidelity Investments Money Market Government Portfolio – Class I: invest at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The net expense ratio per the March 31, 2016 Annual Report

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NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

of Fidelity Investments Money Market Government Portfolio – Class I was 0.16%. The financial statements of the Fidelity Investments Money Market Government Portfolio – Class I can be found at the Fidelity website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2016 and the year ended December 31, 2015 was as follows:

	June 30, 2016	December 31, 2015
Ordinary Income	$—	$181,629
Long-Term Capital Gains	—	—

As of December 31, 2015, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$9,514,512
Gross unrealized appreciation	428,506
Gross unrealized depreciation	(809,086)
Net unrealized depreciation (a)	(380,580)
Net unrealized appreciation on short sales,
swap contracts and foreign currency	50,749
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(55,400)
Total accumulated earnings/(losses)	$(385,231)

(a)	The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At December 31, 2015, the Fund deferred, on a tax basis, post-October losses of $55,400.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	Management Risk. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

•
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

•
Equity Risk. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•	Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.

•
Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Other Investment Fund Risk. When the Fund invests in other investment vehicles, which may include partnerships, ETFs or mutual funds, it will bear additional expenses based on its pro rata share of the fund’s operating expenses, including the potential duplication of management fees. The risk of owning another fund generally reflects the risks of owning the underlying securities the other fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Stressed and Distressed Securities Risk. The Fund may invest in securities and other obligations of issuers that are stressed, distressed or in bankruptcy, including debt obligations that are in covenant or payment default. Such investments may be considered illiquid, frequently are difficult to trade and may trade significantly below par. Such investments are considered speculative and the Fund’s ability to receive payment on such obligations is subject to significant uncertainty and may be subject to lengthy delays. The Fund may receive partial payment or no payment on these obligations.

•	Fixed Income Securities Risk. The following risks are associated with the Fund’s investment in fixed income securities.

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

•
Prepayment and Extension Risk. Securities may be paid off earlier or later than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Interest Rate Risk. Fixed income securities may decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

•
High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

•
Derivatives Risk. The Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Swap Agreement Risks. A swap agreement provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument. Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments. By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell. If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on such Fund’s performance.

•
Merger Arbitrage Risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Event Fund’s performance.

•
Asset Allocation Risk. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors, and may cause the Fund to underperform other funds with similar

KELLNER EVENT FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2016 (Unaudited), Continued

investment objectives that are not overweight or underweight the same issuers, industries or sectors.

•
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk. In general, the value of bonds and other debt securities falls when interest rates rise. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

KELLNER EVENT FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

KELLNER EVENT FUND

NOTICE TO SHAREHOLDERS at June 30, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

KELLNER EVENT FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 855-535-5637.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 9/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 9/7/16

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 9/7/16

* Print the name and title of each signing officer under his or her signature